[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

May 3, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account B - AdvanceDesigns-NY File Nos. 811-21613 and 333-118136 Post Effective Amendment Nos. 2 and 6

Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account B - AdvanceDesigns-NY do not differ from that contained in Post-Effective Amendment No. 2 under the Securities Act of 1933 and Post-Effective Amendment No. 6 under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 28, 2006.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Very truly yours,

AMY J. LEE

Amy Lee
Associate General Counsel
First Security Benefit Life Insurance and
   Annuity Company of New York

70 West Red Oak Lane, Fourth Floor * White Plains, New York 10604